CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Products	$ 111,178	$ 92,208	$ 89,410
Services	37,336	28,410	22,099
Total revenues	148,514	120,618	111,509
Cost of revenues:
Products	50,691	39,784	37,765
Services	20,743	17,221	14,673
Total cost of revenues:	71,434	57,005	52,438
Gross profit	77,080	63,613	59,071
Operating expenses:
Research and development expenses, net (Note 2.0)	39,703	29,498	29,578
Sales and marketing expenses	15,967	12,747	11,963
General and administrative expenses	8,511	$ 4,457	$ 5,197
Amortization of intangible assets	1,318
Total operating expenses	65,499	$ 46,702	$ 46,738
Operating income	11,581	16,911	12,333
Financing income, net	643	563	693
Income before tax on income	12,224	17,474	13,026
Income tax expenses (benefit)	(3,501)	(1,178)	2,511
Net income for the year	$ 15,725	$ 18,652	$ 10,515
Earnings per share:
Basic	$ 0.58	$ 0.68	$ 0.39
Diluted	$ 0.57	$ 0.67	$ 0.38
Shares used in calculation of earnings per share:
Basic	27,185	27,447	27,091
Diluted	27,510	27,807	27,373